Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands	6 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Operating activities
Net (loss) income	$ (3,239)	$ 547
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	7,859	5,661
Share-based compensation expense	5,556	4,308
Provision for doubtful accounts	112	50
Loss on disposal of fixed assets		(5)
Other non-cash items	164	36
Unrealized currency loss (gain) on foreign denominated transactions	798	(6,307)
Changes in assets and liabilities:
Accounts receivable	(431)	782
Prepaid expenses and other current assets	(1,774)	1,337
Other assets	33	(39)
Accounts payable	1,493	2,429
Deferred revenue	7,445	5,751
Accrued expenses and other liabilities	956	2,238
Net cash provided by operating activities	18,972	16,788
Investing activities
Purchases of investments	(24,521)
Maturities of investments	38,500
Purchases of property, equipment and capitalized software	(13,403)	(9,729)
Net cash provided by (used in) investing activities	576	(9,729)
Financing activities
Proceeds from exercises of share options	6,436	1,561
Payments on debt	(1,078)	(2,490)
Payments on capital lease obligations	(189)
Net cash provided by (used in) financing activities	5,169	(929)
Effect of foreign exchange rates on cash	892	(1,769)
Net increase in cash and cash equivalents	25,609	4,361
Cash and cash equivalents at beginning of period	51,319	106,140
Cash and cash equivalents at end of period	76,928	110,501
Supplemental disclosure of cash flow information
Cash paid during the period for interest	81	151
Cash paid during the period for income taxes	1,440	1,039
Supplemental disclosure of non-cash investing and financing activities
Unpaid purchases of property and equipment	2,852	$ 636
Property and equipment acquired under capital lease	3,834
Unpaid purchases of capitalized software licenses	1,740
Construction financing lease obligation	$ 26,110